Stock-Based Compensation - Schedule of Assumptions Using Black-Scholes Option Pricing Model (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Risk free interest rate, minimum	1.38%	0.97%
Risk free interest rate, maximum	2.13%	1.88%
Expected Volatility, minimum	116.26%	109.81%
Expected Volatility, maximum	122.65%	114.73%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Expected life (in years)	2 years 6 months	3 years
Maximum [Member]
Expected life (in years)	5 years	6 years